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                         SUNSTONE FINANCIAL GROUP, INC.
                       803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 271-5885
                              Fax: (414) 221-6966

VIA ELECTRONIC FILING

June 8, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lend Lease Funds
     File Nos. 333-90085; 811-9679

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Lend Lease Funds, a registered management investment company (the "Trust"), that the form of Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 3 which was filed with the Commission on May 31, 2001.

Please contact the undersigned if you have any questions concerning this filing.



Sincerely,



/s/ CONSTANCE DYE SHANNON
Senior Counsel